NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN

NOTE 1 - NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN

Unless otherwise indicated, any reference to “the Company”, “our company”, “we”, “us”, or “its” refers to IIOT-OXYS, Inc., a Nevada corporation, and as applicable to its wholly-owned subsidiaries, OXYS Corporation, a Nevada corporation, and HereLab, Inc., a Delaware corporation.

IIOT-OXYS, Inc., a Nevada corporation (the “Company”) was established for the purpose of designing, building, testing, and selling Edge Computing Systems for the Industrial Internet. The Company is currently devoting substantially all its efforts in identifying, developing and marketing engineered products, software and services for applications in the Industrial Internet which involves collecting and processing data collected from a wide variety of industrial systems and machines.

The Company was incorporated in the state of New Jersey on October 1, 2003 under the name of Creative Beauty Supply Corporation and commenced operations as of January 1, 2004. On November 30, 2007, the Board of Directors approved a plan to dispose of its wholesale and retail beauty supply business. On May 18, 2015, the Company changed its name to Gotham Capital Holdings. From January 1, 2009 until July 28, 2017, the Company had no operations. On March 16, 2017, the Board of Directors approved a name change to “IIOT-OXYS, Inc.” and authorized a change of domicile from New Jersey to Nevada.

Impact of COVID-19

During the period ended September 30, 2022, the effects of a new coronavirus (“COVID-19”) and related actions to attempt to control its spread began to impact our business. The impact of COVID-19 on our operating results for the quarter ended September 30, 2022 was limited, in all material respects, due to the government mandated numerous measures, including closures of businesses, limitations on movements of individuals and goods, and the imposition of other restrictive measures, in its efforts to mitigate the spread of COVID-19 within the country.

On March 11, 2020, the World Health Organization designated COVID-19 as a global pandemic. Governments around the world have mandated, and continue to introduce, orders to slow the transmission of the virus, including but not limited to shelter-in-place orders, quarantines, significant restrictions on travel, as well as work restrictions that prohibit many employees from going to work. Uncertainty with respect to the economic effects of the pandemic has introduced significant volatility in the financial markets.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company. The financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity. In the opinion of the Company’s management, the financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation.

Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As shown in the accompanying financial statements, the Company has suffered continuing operating losses, has a working capital deficit of $1,473,996, used cash flows in operating activities of $471,561, and has an accumulated deficit of $9,005,473 as of September 30, 2022. These factors, among others, raise a substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations. The accompanying financial statements do not include any adjustments to reflect the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management believes that the Company will be able to achieve a satisfactory level of liquidity to meet the Company’s obligations for the next twelve months by generating cash through additional borrowings and/or sale of equity securities, as needed. However, there can be no assurance that the Company will be able to generate sufficient liquidity to maintain its operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.